Mobile Financial Services activities - Financial liabilities (Details) - Mobile Finance Services - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Payables to customers	€ 1,796	€ 1,883	€ 3,357
Debts with financial institutions	1,009	885	448
Deposit certificate	356	358	475
Other	27	30	28
Financial liabilities relating to banking activities	€ 3,188	€ 3,155	€ 4,307